CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Senior Secured Credit Facility [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2013 Secured Debt [Member]	Dec. 31, 2012 Secured Debt [Member]	Dec. 31, 2011 Secured Debt [Member]	Dec. 31, 2013 Common Class C [Member]	Dec. 31, 2012 Common Class C [Member]	Dec. 31, 2011 Common Class C [Member]	Dec. 31, 2013 Convertible Preferred Series D Stock [Member]	Dec. 31, 2012 Convertible Preferred Series D Stock [Member]	Dec. 31, 2011 Convertible Preferred Series D Stock [Member]
Cash flows from operating activities:
Net loss	$ (480,456,000)	$ (42,237,000)	$ (4,804,000)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Issuance of OP Units for ARCT III Merger	108,247,000	0	0
Depreciation	162,027,000	33,038,000	1,879,000
Amortization of intangible lease assets	49,345,000	7,965,000	244,000
Amortization of deferred costs	26,895,000	2,031,000	200,000
Amortization of above- and below-market lease asset	(176,000)	118,000	0
Amortization of discounts and premiums	(1,700,000)	0	0
(Gain) loss on held for sale properties	(14,000)	600,000	815,000
Equity based compensation	43,565,000	1,230,000	225,000
Unrealized gain on derivative instruments	(1,739,000)	0	0
Loss on sale of investments, net	2,206,000	0	0
Loss in extinguishment of Series C Stock	13,749,000	0	0
Changes in assets and liabilities:
Investment in direct financing leases	2,505,000	0	0
Prepaid expenses and other assets	(20,406,000)	(5,089,000)	(546,000)
Accounts payable and accrued expenses	100,166,000	8,277,000	843,000
Deferred rent and other liabilities	8,555,000	3,507,000	887,000
Net cash provided by (used in) operating activities	12,769,000	9,440,000	(257,000)
Cash flows from investing activities:
Investments in real estate and other assets	(3,520,412,000)	(1,659,536,000)	(89,981,000)
Acquisition of a real estate business, net of cash acquired of $41,779	(878,898,000)	0	0
Investment in direct financing leases	(68,617,000)	0	0
Capital expenditures	(9,755,000)	(54,000)	0
Principal repayments received from borrowers	442,000	0	0
Purchase of assets from Manager	(1,584,000)	0	0
Proceeds from sale of property held for sale	0	553,000	0
Deposits for real estate investments	(101,887,000)	(638,000)	0
Purchases of investment securities	(81,590,000)	(41,747,000)	0
Proceeds from Sale of Available-for-sale Securities	119,542,000	0	0
Net cash used in investing activities	(4,542,759,000)	(1,701,422,000)	(89,981,000)
Cash flows from financing activities:
Proceeds from mortgage notes payable	6,924,000	229,798,000	21,470,000
Payments on mortgage notes payable	(5,711,000)	0	0
Payments on other debt	(9,368,000)	0	0
Proceeds from senior secured revolving credit facility	0	82,319,000	2,066,000
Payments on senior secured revolving credit facility	(124,604,000)	(122,000)	(11,159,000)
Proceeds from senior corporate credit facility				1,889,800,000	0	0	789,000,000	0	0
Payments on senior corporate credit facility	(830,000,000)	0	0
Payments of deferred financing costs	(95,268,000)	(13,974,000)	(3,108,000)
Proceeds from issuance of convertible debt	967,786,000	0	0
Common stock repurchases	(359,193,000)	(1,534,000)	0
Proceeds from issuances of preferred shares	0	9,000,000	0
Proceeds from issuance of Series C Stock										445,000,000	0	0	287,991,000	0	0
Cash payment on settlement of Series C Stock	(441,353,000)	0	0
Proceeds from issuances of common stock	2,158,486,000	1,909,520,000	122,993,000
Payments of offering costs and fees related to stock issuances	(165,327,000)	(218,108,000)	(20,884,000)
Consideration to Former Manager for internalization	(5,738,000)	0	0
Contributions from non-controlling interest holders	0	0	2,000
Contributions from non-controlling interest holders	30,861,000	7,375,000	0
Distributions to non-controlling interest holders	(8,219,000)	(663,000)	(68,000)
Distributions paid	(234,897,000)	(37,673,000)	(1,743,000)
Advances from affiliates, net	(376,000)	396,000	0
Change in restricted cash	(5,654,000)	(1,108,000)	0
Net cash provided by financing activities	4,290,140,000	1,965,226,000	109,569,000
Net change in cash and cash equivalents	(239,850,000)	273,244,000	19,331,000
Cash and cash equivalents, beginning of period	292,575,000	19,331,000	0
Cash and cash equivalents, end of period	52,725,000	292,575,000	19,331,000
Supplemental Disclosures:
Cash paid for interest	49,549,000	8,983,000	622,000
Cash paid for income taxes	1,711,000	173,000	0
Non-cash investing and financing activities:
OP units issued to acquire real estate investments	0	6,352,000	0
Common stock issued through distribution reinvestment plan	25,568,000	27,136,000	271,000
Initial proceeds from credit facility used to pay down mortgages assumed at formation	0	0	51,500,000
Mortgage note payable contributed in formation	$ 0	$ 0	$ 13,850,000